Note 17 - Regulatory Matters and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					For Classification Under
			Minimum		Corrective Action Plan
	Actual		Capital Adequacy		as Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2021
Total capital to risk weighted assets:
Consolidated	$455,813	13.9%	$261,404	8.0%	$326,755	10.0%
Wilson Bank	452,130	13.8	261,317	8.0	326,646	10.0
Tier 1 capital to risk weighted assets:
Consolidated	415,226	12.7	196,052	6.0	261,403	8.0
Wilson Bank	411,543	12.6	195,987	6.0	261,316	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	415,226	12.7	147,039	4.5	N/A	N/A
Wilson Bank	411,543	12.6	146,990	4.5	212,319	6.5
Tier 1 capital to average assets:
Consolidated	415,226	10.8	154,280	4.0	N/A	N/A
Wilson Bank	411,543	10.7	154,230	4.0	192,787	5.0
					For Classification Under
	Actual		Minimum		Corrective Action Plan
			Capital Adequacy		as Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2020
Total capital to risk weighted assets:
Consolidated	$403,419	14.3%	$225,405	8.0%	$281,757	10.0%
Wilson Bank	400,235	14.2	225,337	8.0	281,671	10.0
Tier 1 capital to risk weighted assets:
Consolidated	368,150	13.1	169,055	6.0	225,406	8.0
Wilson Bank	364,976	13.0	169,003	6.0	225,337	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	368,150	13.1	126,791	4.5	N/A	N/A
Wilson Bank	364,976	13.0	126,752	4.5	183,087	6.5
Tier 1 capital to average assets:
Consolidated	368,150	11.2	131,996	4.0	N/A	N/A
Wilson Bank	364,976	11.1	131,959	4.0	164,949	5.0